PHOENIX NIFTY FIFTY FUND
                     A SERIES OF PHOENIX INVESTMENT TRUST 06

     Supplement dated March 12, 2007 to the Prospectus dated May 1, 2006, as supplemented May 22, 2006, July 28, 2006, July 31, 2006, September 8, 2006,
    November 22, 2006 and December 6, 2006 and to the Statement of Additional Information dated May 1, 2006, as supplemented May 22, 2006, September 8, 2006 and December 6, 2006





IMPORTANT NOTICE TO INVESTORS

Effective March 9, 2007, the Phoenix Nifty Fifty Fund, formerly a series of Phoenix Investment Trust 06, was merged with and into the Phoenix Capital Growth Fund, a series of Phoenix Series Fund. The Phoenix Nifty Fifty Fund has ceased to exist and is no longer available for sale. Accordingly, all references to the Phoenix Nifty Fifty Fund in the current Prospectus and Statement of Additional Information are hereby deleted.

  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


PXP 2011/NFF Merger (03/07)